COMMITMENTS AND CONTINGENT LIABILITIES - Other (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Acquisition of property, plant and equipment	$ 344
Acquisition of intangible assets	30
Commitments related to associates and joint ventures	405
Total other commitments	779
Estimated impact that would have resulted this quarter for CRTC's order as drafted	210
Minimum
Disclosure of contingent liabilities [line items]
Estimated ongoing impact per quarter	10
Maximum
Disclosure of contingent liabilities [line items]
Estimated ongoing impact per quarter	$ 15